Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:

	As of December 31,
	2013	2014
Accounts receivable	$1,935	$7,038
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	$1,935	$7,038